Consolidated Statements of Comprehensive Income (Loss) - CAD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of comprehensive income [abstract]
Net earnings (loss)		$ 796	$ 161	$ (425)
Other comprehensive income (loss)
Net actuarial gains (losses) on defined benefit plans, net of tax	[1]	(5)	37	37
Fair value losses on third-party investments, net of tax		0	(1)	0
Total items that will not be reclassified subsequently to net earnings (loss)		(5)	36	37
Gains (losses) on translating net assets of foreign operations, net of tax		(6)	21	(14)
Gains (losses) on financial instruments designated as hedges of foreign operations, net of tax	[2]	9	(25)	0
Gains (losses) on derivatives designated as cash flow hedges, net of tax	[3]	41	(556)	(200)
Reclassification of losses (gains) on derivatives designated as cash flow hedges to net earnings (loss), net of tax	[4]	58	100	(8)
Total items that will be reclassified subsequently to net earnings (loss)		102	(460)	(222)
Other comprehensive income (loss)		97	(424)	(185)
Total comprehensive income (loss)		893	(263)	(610)
Total comprehensive income (loss) attributable to:
TransAlta shareholders		817	(318)	(693)
Non-controlling interests		$ 76	$ 55	$ 83

[1]	Net of income tax recovery of $1 million for the year ended Dec. 31, 2023 (2022 – $12 million expense, 2021 – $11 million expense).
[2]	Net of income tax expense of $1 million for the year ended Dec. 31, 2023 (2022 – $3 million recovery, 2021 – nil).
[3]	Net of income tax expense of $10 million for the year ended Dec. 31, 2023 (2022 – $138 million recovery, 2021 – $55 million recovery).
[4]	Net of reclassification of income tax expense of $17 million for the year ended Dec. 31, 2023 (2022 – $26 million expense, 2021 – $2 million recovery).